Stockholders’ Equity - Schedule of Class A Common Stock for Issuance (Details) - Common Class A [Member] - shares	Mar. 31, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Total shares reserved	29,871,727	29,349,264
Warrant [Member]
Class of Stock [Line Items]
Total shares reserved	17,900,000	17,900,000
Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
Total shares reserved	1,000,000	1,000,000
RSUs Issued and Outstanding [Member]
Class of Stock [Line Items]
Total shares reserved	8,329,904	5,984,957
Stock Options and RSUs Authorized for Future Issuance [Member]
Class of Stock [Line Items]
Total shares reserved	2,641,823	4,464,307